Noncontrolling Interest Of Common And Preferred Units In SLP	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Noncontrolling Interest Of Common And Preferred Units In SLP [Abstract]
Noncontrolling Interest Of Common And Preferred Units In SLP

Noncontrolling Interest of Common and Redeemable Preferred Units in SLP

At March 31, 2013 and 2012, 0 and 11,424, respectively, of SLP's preferred operating partnership units ("Preferred OP Units") were outstanding. The Preferred OP Units received a preferred dividend distribution of $1.10 per preferred unit annually, payable on a monthly basis and did not participate in the allocations of profits and losses of SLP. All holders elected to have their units redeemed on October 24, 2012. In October 2012, the 11,424 units were redeemed at $10 each.

As of March 31, 2013 and 2012, 97,008 Common OP Units were outstanding.

Equity Reconciliation of Parent and Noncontrolling Interest

(dollars in thousands)	Preferred A shares par value	Preferred C shares par value	Common stock warrants	Common shares par value	Additional paid-in capital	Distribution in excess of retained earnings	Net shareholders equity	Noncontrolling interest in consolidated partnerships	Total equity
Balance at December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651

Stock-based compensation	—	—	—	—	12	—	12	—	12
Preferred dividends	—	—	—	—	—	(837)	(837)	—	(837)
Net loss	—	—	—	—	—	(4,058)	(4,058)	(7)	(4,065)

Balance at March 31, 2013	$8	$30	$252	$29	$135,006	$(103,672)	$31,653	$108	$31,761

Note 11.	Noncontrolling Interest of Common and Preferred Units in SLP

At December 31, 2012, 97,008 of SLP's common operating partnership units ("Common OP Units") were outstanding. The redemption values for the Common OP Units are $99 and $64 for 2012 and 2011 respectively. Each limited partner of SLP may, subject to certain limitations, require that SLP redeem all or a portion of his or her Common OP Units, at any time after a specified period following the date the units were acquired, by delivering a redemption notice to SLP. When a limited partner tenders Common OP Units to SLP for redemption, the Company can, in its sole discretion, choose to purchase the units for either (1) one share of Company common stock for each eight units redeemed (subject to certain adjustments) or (2) cash in an amount equal to the market value of the number of shares of Company common stock the limited partner would have received if the Company chose to purchase the units for common stock. During 2012, 2011, and 2010, 0, 61,153, and 0, respectively, Common OP Units were redeemed for common shares of SHI.

At December 31, 2012, none of SLP's preferred operating partnership units ("Preferred OP Units") were outstanding. The Preferred OP Units received a preferred dividend distribution of $1.10 per preferred unit annually, payable on a monthly basis and did not participate in the allocations of profits and losses of SLP. In October 2012 and 2011, 11,424 and 39,611 units, respectively were redeemed at $10 each.

Noncontrolling Interest Reconciliation of Common and Preferred Units

	Redeemable Noncontrolling Interest	Noncontrolling Interest	Total Noncontrolling Interest
Balance at January 1, 2010	$511	$408	$919

Partner draws	(56)	—	(56)
Noncontrolling interest	56	(73)	(17)

Balance at December 31, 2010	$511	$335	$846

Partner draws	(49)	—	(49)
Conversion of OP units	(397)	(119)	(516)
Noncontrolling interest	49	(81)	(32)

Balance at December 31, 2011	$114	$135	$249

Partner draws	(10)	—	(10)
Conversion of OP units	(114)	—	(114)
Noncontrolling interest	10	(20)	(10)

Balance at December 31, 2012	$—	$115	$115